August 17, 2016 Via EDGAR
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WRITER’S DIRECT LINE
414.297.5596
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CLIENT/MATTER NUMBER
072603-0101

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	FMI Funds, Inc. File Nos. 333-12745 and 811-07831

Ladies and Gentlemen:

On behalf of FMI Funds, Inc. (the “Corporation”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 34 to the Corporation’s Form N-1A Registration Statement, including exhibits.  The Corporation is filing Post-Effective Amendment No. 34 pursuant to Rule 485(a)(1) to add Institutional Class shares to the FMI Large Cap Fund, the FMI Common Stock Fund and the FMI International Fund, each an existing series of the Corporation.  The prospectus and the statement of additional information, which are part of the Registration Statement, have each been marked as changed against the Post-Effective Amendment No. 32 to the Corporation’s Form N-1A Registration Statement filed on January 29, 2016.

The Corporation has designated on the facing sheet of Post-Effective Amendment No. 34 that such Post-Effective Amendment become effective on October 31, 2016 pursuant to Rule 485(a)(1).

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer
Attachments

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.